Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2012	2011
Deferred assets
Unrealized foreign currency translation adjustments	$316	$92
Life and annuity reserves	—	2,010
Accrued liabilities	181	178
Other assets	106	96

Total deferred assets	603	2,376

Deferred liabilities
Unrealized net capital gains	(131,011)	(104,829)
Difference in tax bases of investments	(39,939)	(30,259)
DAC	(26,185)	(21,778)
Life and annuity reserves	(4,445)	—
Other liabilities	(5,078)	(5,346)

Total deferred liabilities	(206,658)	(162,212)

Net deferred liability	$(206,055)	$(159,836)

Components of Income Tax Expense

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Current	$7,286	$1,036	$209
Deferred	20,260	36,326	4,609

Total income tax expense	$27,546	$37,362	$4,818

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income tax expense	1.7	1.2	11.8
Dividends received deduction	(0.7)	(0.5)	(5.4)
Tax credits	(0.5)	(0.5)	(3.9)
Adjustment to prior year tax liabilities	—	—	(1.3)
Other	—	—	0.3

Effective income tax rate	35.5%	35.2%	36.5%